Partners' Equity:	12 Months Ended
Dec. 31, 2018
Partners' Equity
Partners' Equity:

10. Partners’ Equity:

Series A Preferred Units:

On July 20, 2015, the Partnership concluded an underwritten public offering of 3,000,000 9% Series A Preferred Units, representing limited partner interests in the Partnership, at a liquidation preference of $25.00 per unit. The Partnership received $72.3 million of proceeds from this offering, net of the $2.4 million underwriting discount of and incurred offering expenses of $0.3 million.

Series B Preferred Units:

On October 23, 2018, the Partnership concluded the underwritten public offering of 2,200,000 Series B Preferred Units, representing limited partner interests in the Partnership, at a liquidation preference of $25.00 per unit. The Partnership received net proceeds of $53.0 million from this offering, after deducting underwriters’ discounts and commissions and offering expenses, which amounted to $2.0 million.

Conversion of Sponsor’s Subordinated Units into Common Units:

On January 23, 2017 (the “Sponsor Subordinated Units Conversion Date”), upon payment by the Partnership to its common unitholders of the quarterly distribution in respect of the fourth quarter of 2016 and upon satisfaction of certain other conditions defined and set forth in the partnership agreement then in effect, the Partnership’s subordination period expired. Accordingly, the Sponsor’s 14,985,000 issued and outstanding subordinated units representing limited partner interests in the Partnership were converted into common units on a one-for-one basis (the “Sponsor Subordinated Units Conversion”). Pursuant to the terms of the limited partnership agreement then in effect, after the expiration of the subordination period, arrearages in the payment of the minimum quarterly distribution on the common units from prior quarters no longer accrue and the subordinated units participate pro rata with other common units in distributions of available cash. No cash consideration was paid in connection with the Sponsor Subordinated Units Conversion.

Concurrently with the conclusion of the Series B Preferred Units Public Offering, the Partnership entered into the Limited Partnership Agreement in order to, among others, conform its provisions to the terms and provisions related to the issuance of the Series B Preferred Units and to remove references to subordinated units and subordinated period that are no longer in effect.

As of December 31, 2018, the Partnership had 35,490,000 common units, 15,595,000 of which are owned by the Sponsor, 3,000,000 Series A Preferred Units, 2,200,000 Series B Preferred Units and 35,526 general partner units issued and outstanding.

Common and General Partner unit distribution provisions:

After the end of the subordination period, which expired December 31, 2016, the Partnership pays distributions in the following manner:

•     first, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until the distributed amount in respect of each common unit equals the minimum quarterly distribution; and

•   second, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until each unit has received an aggregate distribution of a specified dollar amount.

The percentage allocations of available cash from operating surplus among the common unitholders, the General Partner and the holders of the incentive distribution rights up to the various target distribution levels are illustrated below. The percentage interests shown for the common unitholders, the General Partner and the holders of the incentive distribution rights for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. The percentage interests shown for our General Partner include its 0.1% General Partner interest only and assumes that our General Partner has contributed any capital necessary to maintain its 0.1% General Partner interest. Under the Limited Partnership Agreement, the holder of the incentive distribution rights in the Partnership, which is currently the General Partner, has the right to receive an increasing percentage of cash distributions after the first target distribution level.

	Total Quarterly Distribution Target Amount	Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$0.365	99.9%	0.1%	0.0%
First Target Distribution	up to $0.420	99.9%	0.1%	0.0%
Second Target Distribution	above $0.420 up to $0.456	85.0%	0.1%	14.9%
Third Target Distribution	Above $0.456 up to $0.548	75.0%	0.1%	24.9%
Thereafter	above $0.548	50.0%	0.1%	49.9%

On April 12, 2018, following a strategic review of the Partnership’s financial profile and distribution policy, the Partnership’s Board of Directors approved a plan to reduce the common units’ quarterly distribution from $0.4225 per common unit to $0.25 per common unit, or from $1.69 to $1.00 on an annualized basis. The cash distribution at the reduced level was first applied to the first quarter of 2018 cash distribution.

As the quarterly distributions with respect to the first, second, third and fourth quarters of 2018 were below $0.365 per common unit, both the actual cash distributions made with regards to those quarters and the allocation of net income for the purposes of the earnings per common unit calculation were based on the limited partners’ and General Partner’s ownership percentage applying to the minimum quarterly distribution level, as per the above presented distribution waterfall.

Preferred Units distribution and redemption provisions:

Distributions on the Series A Preferred Units are cumulative from the date of original issue and are payable quarterly on February 12, May 12, August 12 and November 12, of each year, when, as and if declared by the Partnership’s Board of Directors out of amounts legally available for such purpose. Distributions are payable at a distribution rate of 9.00% per annum of the stated liquidation preference.

Any time on or after August 12, 2020, the Series A Preferred Units may be redeemed, in whole or in part, at the Partnership’s option, out of amounts legally available for such purpose, at a redemption price of $25.00 per unit plus an amount equal to all accumulated and unpaid distributions thereon to the date of redemption, whether or not declared.

Distributions on the Series B Preferred Units are cumulative from the date of original issue and are payable quarterly on February 22, May 22, August 22 and November 22, of each year, when, as and if declared by the Partnership’s Board of Directors out of amounts legally available for such purpose. Furthermore, distributions on the Series B Preferred Units are payable (i) from and including the original issue date to, but excluding, November 22, 2023 at a fixed rate equal to 8.75% per annum of the stated liquidation preference per unit and (ii) from and including November 22, 2023 at a floating rate equal to three-month LIBOR plus a spread of 5.593% per annum of the stated liquidation preference per unit.

At any time on or after November 22, 2023, the Series B Preferred Units may be redeemed, in whole or in part, at the Partnership’s option, out of amounts available for such purpose, at a redemption price of $25.00 per unit plus an amount equal to all accumulated and unpaid distributions thereon to the date of redemption, whether or not declared.

The Series A Preferred Units and the Series B Preferred Units represent perpetual equity interests in the Partnership, unlike the Partnership’s indebtedness, do not give rise to a claim for payment of a principal amount at a particular date. The Series A Preferred Units rank pari passu with the Series B Preferred Units. Both the Series A Preferred Units and the Senior B Preferred Units rank senior to the Partnership’s common units and to each other class or series of limited partner interests or other equity established after the original issue date of the Series A Preferred Units and the Series B Preferred Units that is not expressly made senior to or on a parity with the Series A Preferred Units and the Series B Preferred Units as to payment of distributions. The Series A Preferred Units and the Series B Preferred Units rank junior to all of the Partnership’s existing and future indebtedness. The interests of the holders of Series A Preferred Units or Series B Preferred Units could be diluted by the issuance of additional preferred units, including additional Series A Preferred units or Series B Preferred Units, and by other transactions.

Common unit distributions:

On January 1, 2018, the Partnership’s Board of Directors declared a quarterly cash distribution, for the fourth quarter of 2017 of $0.4225 per common and general partner unit, or $15.0 million which, on January 18, 2018, was paid to all unitholders of record as of January 11, 2018.

On April 12, 2018, following Partnership’s strategic review of its financial profile and distribution policy discussed above, the Partnership’s Board of Directors unanimously approved a cash distribution on the Partnership’s common units in respect of the first quarter of 2018  $0.25 per common unit. The first quarter common unit cash distribution amounted to $8.9 million and was paid on May 3, 2018, to all common unitholders of record as of April 26, 2018.

On July 2, 2018, the Partnership’s Board of Directors unanimously approved a cash distribution on the Partnership’s common units in respect of the second quarter of 2018 of $0.25 per common unit. The second quarter common unit cash distribution amounted to $8.9 million and was paid on July 19, 2018, to all common unitholders of record as of July 12, 2018.

On October 9, 2018, the Partnership’s Board of Directors unanimously approved a cash distribution on the Partnership’s common units in respect of the third quarter of 2018 of $0.25 per common unit. The third quarter common unit cash distribution amounted to $8.9 million and was paid on October 26, 2018, to all common unitholders of record as of October 19, 2018.

Preferred unit distributions:

On January 19, 2018, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from November 12, 2017 to February 11, 2018. The cash distribution was paid on February 12, 2018, to all Series A preferred unitholders of record as of February 5, 2018.

On April 19, 2018, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from February 12, 2018 to May 11, 2018. The cash distribution was paid on May 14, 2018, to all Series A preferred unitholders of record as of May 5, 2018.

On July 19, 2018, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from May 12, 2018 to August 11, 2018. The cash distribution was paid on August 13, 2018, to all Series A preferred unitholders of record as of August 5, 2018.

On October 19, 2018, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from August 12, 2018 to November 11, 2018. The cash distribution was paid on November 12, 2018, to all Series A preferred unitholders of record as of November 5, 2018.

General Partner Distributions:

During the years ended December 31, 2018, 2017 and 2016, the Partnership paid to its General Partner and holder of the incentive distribution rights in the Partnership an amount of $59, $129 and $127, respectively.